Property and Equipment: Schedule of Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Tables/Schedules
Schedule of Property and Equipment
	September 30, 2014	December 31, 2013
Equipment	$14,825	$14,825
Automobile	89,125	54,100
Less: Accumulated Depreciation	(70,633)	(65,857)
Property and Equipment, net	$33,317	$3,068

	December 31, 2013	December 31, 2012
Equipment	$14,825	$14,825
Automobile	54,100	54,100
Less: Accumulated Depreciation	(65,857)	(64,938)
Property and Equipment, net	$3,068	$3,987